Leases - Summary of Future Minimum Lease Receipts and Payments Under Operating Leases (Parenthetical) (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Capital Leases, Future Minimum Payments, Net Minimum Payments, Fiscal Year Maturity [Abstract]
Future Minimum Sublease Rentals	$ 45.1